INCOME TAXES - COMPONENTS OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Current:
Federal	$ (2,164)	$ 10,933	$ (2,848)
State	6,763	3,530	4,563
Deferred:
Federal	28,817	4,103	(40,138)
State	3,400	4,003	7,181
Investment/production tax credits	(322)	(4,129)	(10,990)
Income tax expense (benefit)	$ 36,494	$ 18,440	$ (42,232)